Hedging derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about hedges [abstract]
Schedule of details of hedging instruments
The following tables contains the detail of the hedging derivatives according to the type of hedging, the hedge risk and the main products used as of 31 December 2025, 2024 and 2023:

EUR million
	2025
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	338,057	2,387	2,588	(454)
Interest rate risk	305,348	1,501	1,532	(433)	Hedging derivatives
Interest rate swap	285,983	1,326	1,485	(188)
Future interest rate	19,365	175	47	(247)
Cap&Floor	—	—	—	2
Exchange rate risk	2,656	6	20	46	Hedging derivatives
Fx forward	2,414	6	20	5
Fx Swap	—	—	—	46
Future interest rate	242	—	—	(5)
Interest rate and exchange rate risk	27,433	735	1,035	(76)	Hedging derivatives
Interest rate swap	5,452	38	80	(8)
Currency swap	21,981	697	955	(68)
Base risk	500	—	1	—	Hedging derivatives
Interest rate swap	500	—	1	—
Inflation risk	2,120	145	—	9	Hedging derivatives
Inflation swap	2,120	145	—	9

Cash flow hedges	148,269	1,954	1,231	1,067
Interest rate risk	99,969	960	41	1,171	Hedging derivatives
Future interest rate	12,357	22	7	(293)
Interest rate swap	87,412	937	34	1,464
Cap&Floor	200	1	—	—
Exchange rate risk	24,791	605	473	(233)	Hedging derivatives
FX forward	3,445	62	20	(18)
FX swap	1,606	38	43	(3)
Currency swap	19,740	505	410	(212)
Interest rate and exchange rate risk	23,445	298	718	(3)	Hedging derivatives
Interest rate swap	3,253	17	85	51
Currency swap	20,192	281	633	(54)
Inflation risk	—	—	—	131	Hedging derivatives
Inflation swap	—	—	—	131
Equity risk	64	91		1	Hedging derivatives
Equity Option	64	91		1

Hedges of net investments in foreign operations	19,666	86	475	136
Exchange rate risk	19,666	86	475	136	Hedging derivatives
FX forward	19,614	86	474	134
FX swap	52		1	2

	505,992	4,427	4,294	749

EUR million
	2024
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	308,897	2,584	2,964	483
Interest rate risk	290,152	2,070	2,319	373	Hedging derivatives
Of which:
Interest rate swap	276,715	1,578	2,082	156
Exchange rate risk	4,411	13	59	101	Hedging derivatives
Of which:
Fx forward	2,240	8	39	(2)
Future interest rate	2,059	—	—	91
Interest rate and exchange rate risk	13,739	501	586	8	Hedging derivatives
Interest rate swap	2,720	15	65	46
Currency swap	11,019	486	520	(38)
Base risk	500	—	—	—	Hedging derivatives
Interest rate swap	500	—	—	—
Equity risk	95	—	—	1	Hedging derivatives
Equity swap	95	—	—	1

Cash flow hedges	179,271	2,415	1,519	558
Interest rate risk	134,503	1,060	1,089	144
Of which:
Future interest rate	6,621	—	—	225
Interest rate swap	106,663	788	478	(130)
Exchange rate risk	30,653	738	258	459	Hedging derivatives
Of which:
FX forward	9,286	362	51	408
Currency swap	19,957	323	189	114
Interest rate and exchange rate risk	11,724	539	172	26	Hedging derivatives
Interest rate swap	3,092	(6)	46	75
Currency swap	8,632	545	126	(49)
Inflation risk	2,316	58	—	(69)	Hedging derivatives
Of which:
Inflation swap	2,163	57	—	82
Equity risk	75	20	—	(2)	Hedging derivatives
Equity swap	75	20	—	(2)

Hedges of net investments in foreign operations	23,559	673	269	420
Exchange rate risk	23,559	673	269	420	Hedging derivatives
FX forward	23,559	673	269	420

	511,727	5,672	4,752	1,461

EUR million
	2023
		Carrying amount
	Nominal value	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Balance sheet line items
Fair value hedges	241,792	2,661	4,231	(1,869)
Interest rate risk	225,377	2,280	3,644	(1,684)	Hedging derivatives
Of which:
Interest rate swap	215,382	2,015	3,462	(1,871)
Exchange rate risk	4,331	15	24	(98)	Hedging derivatives
FX forward	1,913	15	24	(11)
Future interest rate	2,418	—	—	(87)
Interest rate and exchange rate risk	12,084	366	563	(87)	Hedging derivatives
Interest rate swap	2,311	9	179	20
Currency swap	9,773	357	384	(107)

Cash flow hedges	157,796	2,575	2,889	1,828
Interest rate risk	97,780	913	1,246	2,181	Hedging derivatives
Of which:
Future interest rate	3,020	—	—	6
Interest rate swap	91,569	872	1,214	2,188
Exchange rate risk	34,823	1,001	663	(498)	Hedging derivatives
Of which:
FX forward	11,160	502	241	43
Currency swap	20,043	446	397	(537)
Interest rate and exchange rate risk	12,217	484	74	(98)	Hedging derivatives
Interest rate swap	2,847	—	(45)	227
Currency swap	9,370	484	119	(325)
Inflation risk	12,908	155	906	234	Hedging derivatives
Of which:
Currency swap	12,495	153	906	240
Equity risk	68	22	—	9	Hedging derivatives
Option	68	22	—	9

Hedges of net investments in foreign operations	18,706	61	536	(1,888)
Exchange rate risk	18,706	61	536	(1,888)	Hedging derivatives
FX forward	18,706	61	536	(1,888)

	418,294	5,297	7,656	(1,929)

Schedule of maturity profile of hedging instruments and average interest and exchange rate by maturity
The following table sets out the maturity profile of the hedging instruments used in Grupo Santander non-dynamic hedging strategies:

EUR million
	31 December 2025
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	17,263	20,353	87,830	176,040	36,571	338,057
Interest rate risk	15,778	19,042	82,060	160,461	28,007	305,348
Interest rate swap	15,588	18,565	78,893	146,294	26,643	285,983
Future interest rate	190	477	3,167	14,167	1,364	19,365
Exchange rate risk	963	365	1,086	—	242	2,656
Fx forward	963	365	1,086	—	—	2,414
Future interest rate	—	—	—	—	242	242
Interest rate and exchange rate risk	522	946	4,684	15,079	6,202	27,433
Interest rate swap	15	54	218	3,898	1,267	5,452
Currency swap	507	892	4,466	11,181	4,935	21,981
Base risk	—	—	—	500	—	500
Interest rate swap	—	—	—	500	—	500
Inflation risk	—	—	—	—	2,120	2,120
Inflation swap	—	—	—	—	2,120	2,120

Cash flow hedges	6,499	4,405	21,536	103,955	11,874	148,269
Interest rate risk	3,497	1,347	12,090	76,749	6,286	99,969
Future interest rate	—	—	13	11,837	507	12,357
Interest rate swap	3,497	1,347	12,077	64,712	5,779	87,412
Cap&Floor	—	—	—	200	—	200
Exchange rate risk	981	1,169	4,062	15,467	3,112	24,791
FX forward	874	1,025	1,546	—	—	3,445
FX swap	66	92	492	956	—	1,606
Currency swap	41	52	2,024	14,511	3,112	19,740
Interest rate and exchange rate risk	2,021	1,887	5,371	11,690	2,476	23,445
Interest rate swap	761	—	227	2,085	180	3,253
Currency swap	1,260	1,887	5,144	9,605	2,296	20,192
Equity risk	—	2	13	49	—	64
Equity option	—	2	13	49	—	64

Hedges of net investments in foreign operations:	2,945	5,218	11,296	207	—	19,666
Exchange rate risk	2,945	5,218	11,296	207	—	19,666
FX forward	2,893	5,218	11,296	207	—	19,614
FX swap	52	—	—	—	—	52
	26,707	29,976	120,662	280,202	48,445	505,992

EUR million
	31 December 2024
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	9,791	15,953	88,519	163,086	31,548	308,897
Interest rate risk	8,725	14,680	85,981	154,440	26,326	290,152
Of which:
Interest rate swap	7,910	11,913	83,890	148,913	24,089	276,715
Exchange rate risk	1,054	717	469	112	2,059	4,411
Of which:
Fx forward	1,054	717	469	—	—	2,240
Future interest rate	—	—	—	—	2,059	2,059
Interest rate and exchange rate risk	12	511	2,019	8,034	3,163	13,739
Of which:
Interest rate swap	—	149	104	1,543	924	2,720
Currency swap	12	361	1,915	6,491	2,240	11,019
Base risk	—	—	—	500	—	500
Interest rate swap	—	—	—	500	—	500
Equity risk	—	45	50	—	—	95
Equity swap	—	45	50	—	—	95

Cash flow hedges	19,696	10,088	43,111	94,030	12,346	179,271
Interest rate risk	14,628	7,932	30,390	75,459	6,094	134,503
Of which:
Future interest rate	6,621	—	—	—	—	6,621
Interest rate swap	7,146	5,856	20,846	67,495	5,320	106,663
Exchange rate risk	2,982	1,377	8,765	14,703	2,826	30,653
Of which:
FX forward	2,594	1,310	5,382	—	—	9,286
Currency swap	133	66	3,383	14,704	1,671	19,957
Interest rate and exchange rate risk	2,086	778	3,785	3,813	1,262	11,724
Of which:
Interest rate swap	997	—	395	1,260	440	3,092
Currency swap	1,090	778	3,389	2,553	822	8,632
Inflation risk	—	—	153	—	2,163	2,316
Of which:
Inflation swap	—	—	—	—	2,163	2,163
Equity risk	—	1	18	55	1	75
Option	—	1	18	55	1	75

Hedges of net investments in foreign operations:	3,918	5,644	13,997	—	—	23,559
Exchange rate risk	3,918	5,644	13,997	—	—	23,559
FX forward	3,918	5,644	13,997	—	—	23,559
	33,405	31,685	145,627	257,116	43,894	511,727

EUR million
	31 December 2023
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges	6,862	14,535	59,170	139,486	21,739	241,792
Interest rate risk	6,266	13,749	56,860	131,323	17,179	225,377
Of which:
Interest rate swap	6,176	13,525	55,918	125,405	14,358	215,382
Exchange rate risk	566	678	619	50	2,418	4,331
Fx forward	566	678	619	50	—	1,913
Future interest rate	—	—	—	—	2,418	2,418
Interest rate and exchange rate risk	30	108	1,691	8,113	2,142	12,084
Currency swap	30	87	1,370	6,605	1,681	9,773
Interest rate swap	—	21	321	1,508	461	2,311

Cash flow hedges	7,873	16,149	43,913	83,291	6,570	157,796
Interest rate risk	4,467	6,859	30,846	53,038	2,570	97,780
Of which:
Future interest rate	—	—	—	3,020	—	3,020
Interest rate swap	4,241	6,429	29,863	48,735	2,301	91,569
Exchange rate risk	2,655	7,087	6,607	16,711	1,763	34,823
Of which:
FX forward	2,013	2,344	4,617	2,186	—	11,160
Currency swap	642	2,209	1,990	14,525	677	20,043
Interest rate and exchange rate risk	407	1,547	2,270	7,187	806	12,217
Of which:
Interest rate swap	—	80	—	2,575	192	2,847
Currency swap	407	1,467	2,270	4,612	614	9,370
Inflation risk	344	656	4,182	6,296	1,430	12,908
Of which:
Currency swap	318	618	3,833	6,296	1,430	12,495
Equity risk	—	—	8	59	1	68
Option	—	—	8	59	1	68

Hedges of net investments in foreign operations:	4,303	4,940	9,463	—	—	18,706
Exchange rate risk	4,303	4,940	9,463	—	—	18,706
FX forward	4,303	4,940	9,463	—	—	18,706
	19,038	35,624	112,546	222,777	28,309	418,294
Additionally, for Santander UK Group Holdings plc and Banco Santander, S.A., both the maturity profile, the average interest and exchange rate of hedging instruments by maturity buckets are shown:
Santander UK Group Holdings plc group

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	14,490	12,469	69,366	86,738	6,222	189,285
Average fixed interest rate (%) GBP	4.150	4.703	4.021	3.508	4.181
Average fixed interest rate (%) EUR	—	0.216	—	0.621	0.437
Average fixed interest rate (%) USD	—	—	—	4.091	1.325
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	27.000	30	357	6,936	1,808	9,158
Average GBP/EUR exchange rate	1.176	1.138	1.158	1.177	1.182
Average GBP/USD exchange rate	—	—	1.249	1.346	1.293
Average fixed interest rate (%) EUR	2	3	4.080	2.812	2.822
Average fixed interest rate (%) USD	—	—	4.991	4.385	4.364
Inflation risk
Interest rate instruments
Nominal	—	—	—	—	2,120	2,120
Average fixed interest rate (%) GBP	—	—	—	—	4.997
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	360	111	3,472	35,087	4,067	43,097
Average fixed interest rate (%) GBP	4.373	4.235	3.344	3.881	4.481
Foreign exchange risk
Exchange and interest rate instruments
Nominal	—	—	1,982	14,238	3,112	19,332
Average GBP/JPY exchange rate	—	—	—	—	—
Average GBP/CHF exchange rate	—	—	1.121	1.111	—
Average GBP/EUR exchange rate	—	—	—	1.180	1.172
Average GBP/USD exchange rate	—	—	1.334	1.275	1.373
Average GBP/CAD exchange rate	—	—	—	—	—
Equity risk
Equity instruments
Nominal	—	2	13	49	—	64
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	—	87	2,206	420	2,713
Average GBP/EUR exchange rate	—	—	1.166	1.181	1.172
Average GBP/USD exchange rate	—	—	1.334	1.281	1.397
Average fixed interest rate (%) GBP	—	—	2.609	3.973	4.475

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	5,033	7,598	64,755	93,176	4,110	174,672
Average fixed interest rate (%) GBP	3.749	4.293	4.496	3.868	3.653
Average fixed interest rate (%) EUR	0.200	(0.346)	(0.446)	0.585	4.370
Average fixed interest rate (%) USD	1.677	1.534	1.531	5.756	0.449
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	212	258	2,280	1,152	3,902
Average GBP/EUR exchange rate	—	1.136	1.158	1.162	1.176
Average GBP/USD exchange rate	—	—	—	1.318	1.281
Average fixed interest rate (%) EUR	—	—	1.350	3.304	2.940
Average fixed interest rate (%) USD	—	—	—	4.831	4.375
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	5,330	4,190	14,896	34,841	4,325	63,582
Average fixed interest rate (%) GBP	4.592	4.075	4.761	3.707	4.352
Foreign exchange risk
Exchange and interest rate instruments
Nominal	311	954	5,941	13,235	2,730	23,171
Average GBP/JPY exchange rate	178.368	179.995	187.640	—	—
Average GBP/CHF exchange rate	—	—	1.086	1.115	—
Average GBP/EUR exchange rate	—	1.203	1.188	1.177	1.162
Average GBP/USD exchange rate	—	—	1.238	1.297	1.388
Average GBP/CAD exchange rate	—	—	1.758	—	—
Equity risk
Equity instruments
Nominal	—	—	19	55	1	75
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	1,993	476	1,039	2,294	707	6,509
Average GBP/EUR exchange rate	1.124	1.370	1.161	1.213	1.179
Average GBP/USD exchange rate	—	—	1.538	1.319	1.537
Average fixed interest rate (%) GBP	1.480	2.760	3.203	2.771	4.885
Inflation risk
Interest rate instruments
Nominal	—	—	—	—	2,163	2,163
Average fixed interest rate (%) GBP	—	—	—	—	4.983

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	4,163	8,230	37,158	70,075	3,467	123,093
Average fixed interest rate (%) GBP	2.380	3.190	3.420	3.890	3.990
Average fixed interest rate (%) EUR	1.140	0.180	0.450	0.210	3.920
Average fixed interest rate (%) USD	2.600	2.460	4.230	1.360	4.910
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	—	41	—	2,172	198	2,411
Average GBP/EUR exchange rate	—	1.113	—	1.156	1.148
Average GBP/USD exchange rate	—	—	—	1.318	—
Average fixed interest rate (%) EUR	—	—	—	2.770	3.480
Average fixed interest rate (%) USD	—	—	—	4.830	—
Cash flow hedges
Interest rate risk
Interest rate instruments
Nominal	1,050	3,553	15,756	31,941	1,405	53,705
Average fixed interest rate (%) GBP	5.060	3.050	5.380	3.840	3.450
Foreign exchange risk
Exchange and interest rate instruments
Nominal	1,068	6,266	3,104	10,888	1,763	23,089
Average GBP/JPY exchange rate	154.135	153.954	167.846	—	—
Average GBP/CHF exchange rate	1.092	1.093	1.089	1.121	1.121
Average GBP/EUR exchange rate	—	1.197	1.167	1.179	—
Average GBP/USD exchange rate	—	1.392	—	1.277	1.388
Equity risk
Equity instruments
Nominal	—	—	8	58	2	68
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	100	905	576	5,614	719	7,914
Average GBP/EUR exchange rate	1,183	—	1.254	1.198	1.189
Average GBP/USD exchange rate	—	1,663	—	1.383	1.537
Average fixed interest rate (%) GBP	2.570	2.540	2.960	2.420	4.810
Banco Santander, S.A.

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	746	2,790	6,849	34,331	17,003	61,719
Average fixed interest rate (%) GBP	—	2.155	1.500	5.725	5.371
Average fixed interest rate (%) EUR	3.303	2.809	2.101	3.139	0.330
Average fixed interest rate (%) CHF	—	—	—	0.403	—
Average fixed interest rate (%) USD	5.075	4.422	1.983	3.653	4.991
Average fixed interest rate (%) CZK	—	1.650	2.350	—	—
Average fixed interest rate (%) NOK	—	—	—	—	2.403
Average fixed interest rate (%) AUD	—	—	—	—	3.824
Average fixed interest rate (%) RON	—	—	4.880	3.200	—
Average fixed interest rate (%) HKD	—	—	—	1.960	—
Average fixed interest rate (%) NZD	—	—	—	—	3.252
Foreign exchange risk
Exchange and interest rate instruments
Nominal	329	250	697	—	—	1,276
Average CNY/EUR exchange rate	—	8,273	8,284	—	—
Average MXN/EUR exchange rate	2,173	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	46	99	956	3,750	1,608	6,459
Average fixed interest rate (%) AUD/EUR	—	—	—	5.710	6.101
Average fixed interest rate (%) CZK/EUR	—	—	—	4.264	—
Average fixed interest rate (%) RON/EUR	—	—	—	—	0.697
Average fixed interest rate (%) HKD/EUR	—	—	—	4.618	—
Average fixed interest rate (%) JPY/EUR	—	—	—	0.975	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.155
Average fixed interest rate (%) CHF/EUR	—	—	—	2.021	1.919
Average fixed interest rate (%) USD/CLP	—	—	—	—	—
Average fixed interest rate (%) USD/COP	11.669	11.703	9.869	9.356	—
Average fixed interest rate (%) USD/MXN	—	—	8.800	—	—
Average AUD/EUR exchange rate	—	—	—	1.617	1.584
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average CZK/EUR exchange rate	—	26.131	25.365	24.832	—
Average EUR/COP exchange rate	—	—	—	—	—
Average EUR/USD exchange rate	—	—	0.940	0.948	—
Average HKD/EUR exchange rate	—	—	—	8.488	—
Average JPY/EUR exchange rate	—	—	—	137.802	129.229
Average MXN/EUR exchange rate	—	—	—	19.083	—
Average NOK/EUR exchange rate	—	—	—	9.519	10.651
Average RON/EUR exchange rate	—	—	4.948	4.927	4.980
Average CHF/EUR exchange rate	—	—	—	1.019	0.935
Average USD/COP exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	0.055	—	—
Basis Risk
Basis risk instruments
Nominal	—	—	—	500	—	500

	31 December 2025
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	236	—	288	213	80	817
Average fixed interest rate (%) AUD/EUR	—	—	—	5.678	—
Average fixed interest rate (%) CHF/EUR	2.258	—	—	—	—
Average AUD/EUR exchange rate	—	—	1.590	1.577	1.562
Average RON/EUR exchange rate	—	—	4.940	—	—
Average CHF/EUR exchange rate	1.002	—	—	—	—
Interest rate risk
Bond Forward instruments
Nominal	—	—	2,120	9,003	507	11,630
Average fixed interest rate (%) EUR	—	—	2.964	2.695	3.016
Average fixed interest rate (%) AUD	—	—	1.650	—	—
Exchange rate risk
Exchange instruments
Nominal	9	—	9	—	—	18
Average exchange rate GBP/EUR	1.129	—	1.119	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	2,574	4,530	9,866	207	—	17,177
Average BRL/EUR exchange rate	6.892	6.979	6.652	—	—
Average CLP/EUR exchange rate	1,054.241	1,018.994	1,108.027	1,099.571	—
Average COP/EUR exchange rate	—	4,566	—	—	—
Average GBP/EUR exchange rate	0.860	0.867	0.884	—	—
Average MXN/EUR exchange rate	22.187	23.465	22.823	—	—
Average USD/EUR exchange rate	—	1.078	1.175	—	—
Average PLN/EUR exchange rate	4.321	4.307	4.309	—	—
Average CAD/EUR exchange rate	1.611	—	—	—	—
Average UYU/EUR exchange rate	48.093	48..729	49.916	53.350	—

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,431	4,446	6,878	33,324	15,991	62,070
Average fixed interest rate (%) GBP	—	0.020	3.120	2.640	5.370
Average fixed interest rate (%) EUR	1.340	0.010	2.000	3.460	3.170
Average fixed interest rate (%) USD	0.010	3.500	2.740	4.460	4.720
Average fixed interest rate (%) CZK	—	—	—	2.000	—
Average fixed interest rate (%) NOK	—	—	—	—	2.400
Average fixed interest rate (%) AUD	—	—	—	—	3.820
Average fixed interest rate (%) RON	—	3.610	—	4.200	—
Average fixed interest rate (%) HKD	—	—	—	1.960	—
Average fixed interest rate (%) NZD	—	—	—	—	3.250
Foreign exchange risk
Exchange and interest rate instruments
Nominal	473	405	287	—	—	1,165
Average CNY/EUR exchange rate	7,710	7,710	7,710	—	—
Average MXN/EUR exchange rate	2,178	—	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	12	148	1,355	4,859	1,669	8,043
Average fixed interest rate (%) AUD/EUR	—	—	—	5.690	6.100
Average fixed interest rate (%) CZK/EUR	—	—	—	4.190	—
Average fixed interest rate (%) RON/EUR	—	—	—	—	6.970
Average fixed interest rate (%) HKD/EUR	—	—	—	4.620	—
Average fixed interest rate (%) JPY/EUR	—	—	—	1.300	1.410
Average fixed interest rate (%) NOK/EUR	—	—	—	3.440	4.500
Average fixed interest rate (%) CHF/EUR	—	—	—	2.030	2.250
Average fixed interest rate (%) USD/COP	—	12.750	10.580	10.540	7.760
Average fixed interest rate (%) EUR/GBP	6.690	—	—	—	—
Average fixed interest rate (%) USD/MXN	—	—	11.300	—	—
Average AUD/EUR exchange rate	—	—	—	1.599	1.584
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average CZK/EUR exchange rate	—	—	26.030	25.634	—
Average EUR/GBP exchange rate	1.189	—	—	—	—
Average EUR/USD exchange rate	—	—	0.982	0.943	—
Average HKD/EUR exchange rate	—	—	—	8.488	—
Average JPY/EUR exchange rate	—	—	—	134.151	129.229
Average MXN/EUR exchange rate	—	—	—	19.083	—
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	—	4.810	—	4.940	4.980
Average CHF/EUR exchange rate	—	—	—	1.019	0.932
Average USD/COP exchange rate	—	—	—	—	—
Average USD/MXN exchange rate	—	—	0.052	—	—
Basis Risk
Basis risk instruments
Nominal	—	—	—	500	—	500

	31 December 2024
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	—	1,055	84	1,139
Average fixed interest rate (%) AUD/EUR	—	—	—	3.520	—
Average fixed interest rate (%) CHF/EUR	—	—	—	3.110	—
Average AUD/EUR exchange rate	—	—	—	1.580	1.560
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.000	—
Interest rate risk
Bond Forward instruments
Nominal	—	—	6,200	5,820	—	12,020
Average fixed interest rate (%) EUR	—	—	—	2.910	—
Exchange rate risk
Exchange instruments
Nominal	14	83	125	—	—	222
Average exchange rate GBP/EUR	1.200	1.170	1.190	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,240	5,070	12,821	—	—	21,131
Average BRL/EUR exchange rate	5.990	6.120	6.270	—	—
Average CLP/EUR exchange rate	1,052.780	1,066.580	1,045.090	—	—
Average COP/EUR exchange rate	—	4,703	—	—	—
Average GBP/EUR exchange rate	0.860	0.850	0.850	—	—
Average MXN/EUR exchange rate	20.280	19.830	21.970	—	—
Average USD/EUR exchange rate	1.090	1.080	1.090	—	—
Average PLN/EUR exchange rate	4.370	4.410	4.410	—	—
Average CAD/EUR exchange rate	—	1.500	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	45.820	45.160	48.290	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Fair value hedges
Interest rate risk
Interest rate instruments
Nominal	1,532	194	7,880	22,714	8,775	41,095
Average fixed interest rate (%) GBP	—	—	1.375	4.479	2.036
Average fixed interest rate (%) EUR	0.096	0.014	2.085	2.422	3.421
Average fixed interest rate (%) CHF	—	—	1.010	—	—
Average fixed interest rate (%) USD	0.015	3.688	2.603	3.801	4.446
Foreign exchange risk
Exchange and interest rate instruments
Nominal	278	634	524	50	—	1,486
Average PEN/USD exchange rate	3.784	3.751	—	—	—
Average CNY/EUR exchange rate	—	7.323	7.732	7.716	—
Average AUD/EUR exchange rate	1.648	1.665	—	—	—
Average MXN/EUR exchange rate	—	19.363	—	—	—
Average COP/USD exchange rate	4,159.190	3,998.060	—	—	—
Average MAD/EUR exchange rate	10.929	11.057	—	—	—
Average PEN/EUR exchange rate	4.095	4.110	—	—	—
Interest rate and foreign exchange rate risk
Exchange and interest rate instruments
Nominal	30	66	1,450	4,321	1,150	7,017
Average fixed interest rate (%) AUD/EUR	—	—	—	4.800	3.615
Average fixed interest rate (%) CZK/EUR	—	—	—	2.000	—
Average fixed interest rate (%) RON/EUR	5.130	—	—	3.967	—
Average fixed interest rate (%) HKD/EUR	—	—	2.580	5.270	—
Average fixed interest rate (%) JPY/EUR	—	—	0.465	1.298	1.407
Average fixed interest rate (%) NOK/EUR	—	—	—	3.441	4.501
Average fixed interest rate (%) CHF/EUR	—	—	—	1.243	—
Average fixed interest rate (%) USD/MXN	—	—	14.250	—	—
Average fixed interest rate (%) USD/COP	—	17.980	6.152	13.207	7.149
Average fixed interest rate (%) EUR/USD	—	—	(0.140)	—	—
Average fixed interest rate (%) USD/CLP	—	—	3.450	—	—
Average AUD/EUR exchange rate	—	—	—	1.499	1.545
Average CZK/EUR exchange rate	—	—	—	25.831	—
Average EUR/USD exchange rate	—	—	0.891	0.961	—
Average HKD/EUR exchange rate	—	—	8.782	8.666	—
Average JPY/EUR exchange rate	—	—	120.568	134.151	129.229
Average NOK/EUR exchange rate	—	—	—	9.519	10.429
Average RON/EUR exchange rate	4.711	—	—	4.887	—
Average CHF/EUR exchange rate	—	—	—	1.104	—
Average MXN/EUR exchange rate	—	—	—	—	19.083
Average USD/CLP exchange rate	—	—	0.001	—	—
Average NZD/EUR exchange rate	—	—	—	—	1.666
Average USD/MXN exchange rate	—	—	0.058	—	—

	31 December 2023
	EUR million
	Up to one month	One to three months	Three months to one year	One year to five years	More than five years	Total
Cash flow hedges
Interest rate and foreign exchange rate risk
Interest rate and foreign exchange rate instruments
Nominal	—	—	414	1,075	86	1,575
Average fixed interest rate (%) CHF/EUR	—	—	—	3.106	—
Average fixed interest rate (%) AUD/EUR	—	—	—	3.521	—
Average EUR/GBP exchange rate	—	—	1.173	—	—
Average AUD/EUR exchange rate	—	—	1.625	1.584	1.562
Average RON/EUR exchange rate	—	—	—	4.940	—
Average CHF/EUR exchange rate	—	—	—	1.002	—
Interest rate risk
Bond Forward instruments
Nominal	750	1,500	7,750	0	0	10,000
Average fixed interest rate (%) EUR	(0.124)	(0.889)	0.016	—	—
Exchange rate risk
Exchange instruments
Nominal	13	25	111	—	—
Average exchange rate GBP/EUR	1.148	1.146	1.138	—	—
Hedges of net investments in foreign operations
Exchange rate risk
Exchange and interest rate instruments
Nominal	3,593	4,870	8,034	—	—	16,497
Average BRL/EUR exchange rate	5.569	5.505	5.481	—	—
Average CLP/EUR exchange rate	916.724	936.166	987.202	—	—
Average COP/EUR exchange rate	—	4,525.656	—	—	—
Average GBP/EUR exchange rate	0.866	0.867	0.876	—	—
Average MXN/EUR exchange rate	20.078	20.589	20.210	—	—
Average USD/EUR exchange rate	—	1.129	1.081	—	—
Average PLN/EUR exchange rate	4.664	4.752	4.580	—	—
Average CAD/EUR exchange rate	—	1.461	—	—	—
Average CHF/EUR exchange rate	—	0.940	—	—	—
Average UYU/EUR exchange rate	43.235	43.521	44.400	—	—

Schedule of details of hedged exposure/hedged items
Regarding the hedged items, the following table shows the detail of the type of hedging, the risk that is hedged and which products are being hedged at 31 December 2025, 2024 and 2023. The products that are being hedged are mainly borrowed deposits, financial deposits, loans, government bonds as assets and financial bonds as liabilities:

	EUR million
	31 December 2025
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	166,907	107,124	(191)	490	Loans and advances / Deposits and Debt securities / Debt securities issued	461	—	—
Interest rate risk	152,380	93,395	(201)	364		400	—	—
Exchange rate risk	2,154	242	(6)	—		(43)	—	—
Interest and Exchange rate risk	9,619	13,487	3	126		66	—	—
Inflation risk	2,253	—	13	—		38	—	—
Credit risk	—	—	—	—		—	—	—
Base risk	501	—	—	—		—	—	—
Equity risk	—	—	—	—		—	—	—

Cash flow hedges						(1,063)	401	235
Interest rate risk						(1,174)	381	86
Exchange rate risk						240	(8)	—
Interest and Exchange rate risk						(8)	28	(13)
Inflation risk						(131)	—	162
Equity risk						10		—
Other risk						—	—	—

Net foreign investments hedges	19,666	—				(136)	(7,867)	2
Exchange rate risk	19,666	—				(136)	(7,867)	2
	186,573	107,124	(191)	490		(738)	(7,466)	237

	EUR million
	31 December 2024
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	138,906	32,642	(1,412)	(1,200)	Loans and advances / Deposits and Debt securities / Debt securities issued	(461)	—	—
Interest rate risk	133,149	23,780	(1,345)	(1,176)		(343)	—	—
Exchange rate risk	2,017	1,562	1	3		(118)	—	—
Interest and Exchange rate risk	3,238	7,205	(68)	(27)		1	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—
Base risk	502	—	—	—		—	—	—
Equity risk	—	95	—	—		(1)	—	—

Cash flow hedges						(564)	(478)	50
Interest rate risk						(156)	(794)	83
Exchange rate risk						(439)	213	19
Interest and Exchange rate risk						(40)	11	—
Inflation risk						69	82	(52)
Equity risk						2	10	—

Net foreign investments hedges	23,559	—				(420)	(8,002)	—
Exchange rate risk	23,559	—				(420)	(8,002)	—
	162,465	32,642	(1,412)	(1,200)		(1,445)	(8,480)	50

	EUR million
	31 December 2023
	Carrying amount of hedged items		Accumulated amount of fair value adjustments on the hedged item		Balance sheet line item	Change in fair value of hedged item for ineffectiveness assessment	Cash flow reserves or conversion reserves
	Assets	Liabilities	Assets	Liabilities			Continuing hedges	Discontinued hedges
Fair value hedges	134,095	26,946	(1,798)	(1,652)	Loans and advances / Deposits and Debt securities / Debt securities issued	1,928		—
Interest rate risk	130,672	19,176	(1,682)	(1,546)		1,757	—	—
Exchange rate risk	637	1,365	(1)	(3)		60	—	—
Interest and Exchange rate risk	2,786	6,405	(115)	(103)		111	—	—
Inflation risk	—	—	—	—		—	—	—
Credit risk	—	—	—	—		—	—	—

Cash flow hedges						(1,824)	(813)	(173)
Interest rate risk						(2,182)	(797)	(77)
Exchange rate risk						500	(80)	—
Interest and Exchange rate risk						100	(144)	—
Inflation risk						(233)	196	(96)
Equity risk						(9)	12	—

Net foreign investments hedges	18,706	—				1,888	(8,684)	—
Exchange rate risk	18,706	—				1,888	(8,684)	—
	152,801	26,946	(1,798)	(1,652)		1,992	(9,497)	(173)

Schedule of effectiveness of hedging, impacts on profit or loss and other comprehensive income
The net impact of the hedges are shown in the following table:

	EUR million
	31 December 2025
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		7	Gains or losses financial assets/liabilities
Interest rate risk		(33)
Exchange rate risk		3
Interest rate and exchange rate risk		(9)
Inflation risk		46

Cash flow hedges	1,063	4		(706)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	1,174	(3)		(638)
Exchange rate risk	(240)	7		85
Interest rate and exchange rate risk	8	(10)		(233)
Inflation risk	131			80
Equity risk	(10)	10	—	0

Net foreign investments hedges	136	—		—
Exchange rate risk	136	—		—
	1,199	11		(706)

	EUR million
	31 December 2024
	Earnings/(losses) recognised in another cumulative overall result	Ineffective recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		22	Gains or losses financial assets/liabilities
Interest rate risk		30	—
Exchange rate risk		(17)	—
Interest rate and exchange rate risk		9	—

Cash flow hedges	558	(6)	—	(1,256)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	163	(12)	—	(1,166)
Exchange rate risk	312	20	—	319
Interest rate and exchange rate risk	155	(14)	—	(340)
Inflation risk	(70)	—	—	(69)
Equity risk	(2)	—	—	0

Net foreign investments hedges	420	—	—	—
Exchange rate risk	420	—		—
	978	16		(1,256)

	EUR million
	31 December 2023
	Earnings/(losses) recognised in another cumulative overall result	Ineffective coverage recognised in the income statement	Line of the income statement that includes the ineffectiveness of cash flows	Reclassified amount of reserves to the income statement due to:
				Cover transaction affecting the income statement	Line of the income statement that includes reclassified items
Fair value hedges		59	Gains or losses financial assets/liabilities
Interest rate risk		72
Exchange rate risk		(38)
Interest rate and exchange rate risk		25

Cash flow hedges	2,592	4	Gains or losses financial assets/liabilities	(2,622)	Interest margin/Gains or losses financial assets/liabilities
Interest rate risk	2,179	2		(1,647)
Exchange rate risk	7	(1)		(416)
Interest rate and exchange rate risk	164	2		(431)
Inflation risk	233	1		(128)
Equity risk	9	—		0

Net foreign investments hedges hedges	(1,888)	—		—
Exchange rate risk	(1,888)	—		—
	704	63		(2,622)

Schedule of movement in hedging components in other comprehensive income
The following table shows the movement in the impact of equity for the year:

EUR million
	2025	2024	2023
Balance at beginning of year	(8,300)	(9,424)	(9,187)
Cash flow hedges	1,049	558	2,592
Interest rate risk	1,155	163	2,179
A) Not designated elements - linked to a time period	(19)	—	—
Gain or loss in value - recognized in equity	(19)	—	—
Amounts transferred to income statements	—	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	1,174	163	2,179
Amounts transferred to income statements	638	1,166	1,647
Gain or loss in value CFE - recognized in equity	536	(1,003)	532
Exchange rate risk	(229)	312	7
A) Not designated elements - linked to a time period	11	—	—
Gain or loss in value - recognized in equity	26	—	—
Amounts transferred to income statements	(15)	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	(240)	312	7
Amounts transferred to income statements	(85)	(319)	416
Gain or loss in value CFE - recognized in equity	(155)	631	(409)
Interest rate and exchange rate risk	8	155	164
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	8	155	164
Amounts transferred to income statements	233	340	431
Gain or loss in value CFE - recognized in equity	(225)	(185)	267
Inflation risk	131	(70)	233
Amounts transferred to income statements	(80)	69	128
Gain or loss in value CFE - recognized in equity	211	(139)	105
Equity risk	(16)	(2)	9
A) Not designated elements - linked to a time period	(6)	—	—
Gain or loss in value - recognized in equity	(8)	—	—
Amounts transferred to income statements	2	—	—
Other reclassifications	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	(10)	(2)	9

Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	(10)	(2)	9
Net foreign investments hedges	136	420	(1,888)
Exchange rate risk	136	420	(1,888)
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
C) Designated elements	136	420	(1,888)
Amounts transferred to income statements	—	—	—
Gain or loss in value CFE - recognized in equity	136	420	(1,888)
Fair Value hedges	—	—	—
Interest rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Exchange rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Interest rate and exchange rate risk	—	—	—
A) Not designated elements - linked to a time period	—	—	—
B) Not designated elements - linked to a transaction	—	—	—
Minorities, taxes and others	(330)	146	(941)

Balance at end of year	(7,445)	(8,300)	(9,424)